                     A  N  N  U  A  L    R  E  P  O  R  T


1995
1995
1995
1995
1995

[PHOTO APPEARS HERE]

Smith Barney
Appreciation
Fund Inc.
---------------------------------
December 31, 1995


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide the annual report for the period ended December
3l, l995 for Smith Barney Appreciation Fund Inc. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

The superlatives have been exhausted when it comes to discussing the performance of the U.S. stock and bond markets in l995. The major driving factors behind the great stock market rally were falling interest rates, better-than-expected profits (fueled in part by corporate restructurings) and unprecedented inflows of money into domestic equity mutual funds. Set against a backdrop of pessimism which we outlined in last year's letter, these and other factors converged, ignited and fed the bull market. During the period covered by this report, the Smith Barney Appreciation Fund had a total return of 29.26% for Class A shares.

After our strong optimism about the financial markets at the end of 1994, and even after the first quarter's powerful upward surge, by the middle of the summer we saw signs of overspeculation and stretched valuation. In our view, technology stocks became much too popular and moved to levels that imply normally cyclical industries would never experience a drop. In addition, dividend yields on stocks declined to unprecedented levels. At the same time, the value of all stocks in relation to Gross Domestic Product (GDP) reached the highest level in this century. Yet, investors remained undaunted. Despite sharp declines in the technology sector, the overall market continued to new highs throughout the second half of the year. We raised cash reserve levels in the Fund around mid-year and that defensive move hindered the Fund's relative performance during the second half.

Our outlook a year ago was fairly simple. We believed the market had shaken out earlier excesses, and interest rates had gone up much more than any inflation scenario would dictate. Valuations, while not inexpensive, were decent. Hints of corporate restructurings were being dropped, giving the earnings outlook a big boost. We were very optimistic, and while we didn't know then that the year would be so tremendous, we did write that any surprises were likely to be on the upside.

This coming year is trickier by far because interest rates are low enough to keep the market afloat. There are not enough signs of economic deterioration to predict a big stock market fall. However, we believe 1996 will be a year when a fund's performance will depend on its focus on relative rather than absolute values in stock selection.

The successful major corporate restructuring stories that we had anticipated earlier have been generally recognized in the marketplace. During 1995, the Smith Barney Appreciation Fund has had excellent successes with stocks such as:

- Eastman Kodak
- Xerox Corporation
- Allied Signal
- Dupont
- Minnesota Mining & Manufacturing (3M)
- AT&T

Great growth companies such as Johnson and Johnson, Proctor and Gamble, Merck & Co., Inc., Coca Cola and Gillette have experienced significant advances. However, these companies may have difficulty posting gains equal to their earnings growth rates as any capital gains cut would leave them vulnerable to selling pressures. Unless the economy goes into a tailspin (which we do not believe is likely), cyclical stocks look reasonably valued at this time. Technology stocks--which we remained underweighted in throughout 1995-- have had steep corrections recently, yet they may still offer some relative attractive values and present us with occasional trading opportunities. Lastly, energy stocks, which have already had a good run, continue to offer better than average dividends. In addition, they should benefit from any potential upside surprises on oil prices.

1995 was the year that the U.S. population collectively woke up and realized they were not saving enough for retirement. As the year progressed, the stock market became the vehicle of choice for newly-converted savers. Combined with low interest rates, this enormous inflow of investment dollars propelled stock prices. However, as can be seen with the pronounced rise and subsequent fall in technology stocks, the popularity of a specific industry sector can greatly increase its investment risk. For this reason, we are trying to maintain a longer-term perspective. And, though the stock market remains a great investment vehicle, our job is to occasionally lean against prevailing sentiment. Our strategy in the first part of 1996 will be to look for areas where the fundamentals are good, but where stock prices have lagged. In addition, we intend to maintain a modest amount of buying reserves.

As you no doubt know, 1995 was a very good year. Our focus now is making 1996 a profitable year for our shareholders.

Lastly, in closing, it is with deep sadness that we inform you of the passing of Harold Williamson, Jr., our long-time colleague and co-portfolio manager of Smith Barney Appreciation Fund for many years. Harold's wisdom contributed greatly to the success of the Fund over the past 25 years. Although Harold had reduced his day-to-day responsibilities over the past two years, his insights and judgement were welcomed and appreciated until his death in September. He will be sorely missed.

At this time, we would like to thank you for your investment in Smith Barney Appreciation Fund.

Sincerely,

/s/ Heath B. McLendon                   /s/ Harry D. Cohen

Heath B. McLendon                       Harry D. Cohen
Chairman and                            Vice President and
Chief Executive Officer                 Investment Officer

January 16. 1996

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------
                  Net Asset Value
                  ---------------
                 Beginning  Ended     Income       Capital Gain    Total
Year Ended       of Year    of Year   Dividends    Distributions   Return/1/
================================================================================
12/31/95         $10.15      $11.90      $0.20      $1.00          29.26%
12/31/94          11.01       10.15       0.18       0.60          (0.77)
12/31/93          10.66       11.01       0.16       0.36           8.13
12/31/92          10.26       10.66       0.15       0.09           6.29
12/31/91           8.30       10.26       0.20       0.07          26.94
12/31/90           8.66        8.30       0.25       0.08          (0.27)
12/31/89           7.04        8.66       0.24       0.22          29.55
12/31/88           6.49        7.04       0.19       0.13          13.45
12/31/87           6.54        6.49       0.26       0.25           6.95
12/31/86           5.82        6.54       0.00       0.41          19.93
-------------------------------------------------------------------------------
Total                                    $1.83      $3.21
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Historical Performance -- Class B Shares
-------------------------------------------------------------------------------
                   Net Asset Value
                   ---------------
                  Beginning  Ended     Income       Capital Gain    Total
Year Ended        of Year    of Year   Dividends    Distributions   Return/1/
==============================================================================
12/31/95          $10.14    $11.88     $0.11        $1.00         28.29%
12/31/94           11.00     10.14      0.10         0.60         (1.53)
12/31/93           10.65     11.00      0.08         0.36          7.38
Inception*-        10.55     10.65      0.16         0.09          3.28+
12/31/92
-------------------------------------------------------------------------------
Total                                  $0.45        $2.05
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Historical Performance -- Class C Shares
-------------------------------------------------------------------------------
                   Net Asset Value
                   ---------------
                  Beginning  Ended     Income       Capital Gain    Total
Year Ended        of Year    of Year   Dividends    Distributions   Return/1/
==============================================================================
12/31/95          $10.14    $11.88     $0.11        $1.00          28.29%
12/31/94           11.00     10.14      0.11         0.60          (1.41)
Inception*-        10.99     11.00      0.08         0.36           4.09+
12/31/93
-------------------------------------------------------------------------------
Total                                  $0.30        $1.96
-------------------------------------------------------------------------------

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Historical Performance -- Class Z Shares
--------------------------------------------------------------------------------
Net Asset Value
                   Beginning    End       Income     Capital Gain     Total
Year Ended         of Year    of Year   Dividends   Distributions    Return/1/
================================================================================
12/31/95           $10.16     $11.91    $0.23          $1.00          29.52%
12/31/94            11.02      10.16     0.22           0.60          (0.41)
12/31/93            10.66      11.02     0.18           0.36           8.47
Inception*-
12/31/92            10.55      10.66     0.16           0.09           3.38+
--------------------------------------------------------------------------------
Total                                   $0.79          $2.05
--------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------
                                               Without Sales Charge/1/
                                               ----------------------
                                     Class A    Class B    Class C    Class Z
================================================================================
Year Ended 12/31/95                  29.26%      28.29%     28.29%     28.29%
Five Years Ended 12/31/95            13.35        N/A        N/A        N/A
Ten Years Ended 12/31/95             13.40        N/A        N/A        N/A
Inception*through 21/31/95           11.81       11.30       9.93      12.43
--------------------------------------------------------------------------------
                                                With Sales Charge/2/
                                                --------------------
                                     Class A    Class B    Class C    Class Z
================================================================================
Year Ended 12/31/95                  22.84%      23.29%     27.29%     29.52%
Five Years Ended 12/31/95            12.19        N/A        N/A        N/A
Ten Years Ended 12/31/95             12.82        N/A        N/A        N/A
Inception*through 21/31/95           11.59       10.79       9.93      12.43
--------------------------------------------------------------------------------

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                    Without Sales Charge/1/
===============================================================================
Class A (12/31/85 through 12/31/95)                          251.52%
Class B (Inception* through 12/31/95)                         40.10
Class C (Inception* through 12/31/95)                         31.65
Class Z (Inception* through 12/31/95)                         44.65
--------------------------------------------------------------------------------
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* The inception dates for Class A, B, C and Z shares are March 10, 1970, November 6, 1992, February 4, 1993 and November 6, 1992, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                Growth of $10,000 Invested in Class A Shares of
                    the Smith Barney Appreciation Fund Inc.
                       vs. Standard & Poor's 500 Index+
--------------------------------------------------------------------------------
                         December 1985 - December 1995



                             [CHART APPEARS HERE]



+ Hypothetical illustration of $10,000 invested in Class A shares on December
  31, 1985, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1995. The Standard & Poor's 500 Index is an index composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Figures for the index include reinvestment of dividends. The index is unmanaged and it is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                               December 31, 1995
--------------------------------------------------------------------------------
Industry Breakdown

                           [PIE GRAPH APPEARS HERE]

Automobiles 3.1%
Healthcare 8.9%
Diversified/Conglomerates 7.7%
Oil 8.9%
Telephone/Communications 5.4%
Publishing 4.9%
Consumer Products 4.7%
Banking 4.5%
Office Equipment & Supplies 4.5%
Chemicals 3.8%
Financial Services 3.8%
Convertible Preferred and Other Common Stocks 19.3%
Repurchase Agreement 13.6%
Electrical Equipment 3.5%
Insurance 3.4%

Top Ten Holdings
                                            Percentage of
Company                                   Total Investments
===========================================================
Eastman Kodak Co.                                3.9%
Xerox Corp.                                      3.4
American Telephone & Telegraph Corp.             3.0
Minnesota Mining and Manufacturing Co.           2.8
Mobil Corp.                                      2.4
Amoco Corp.                                      2.1
E.I. du Pont de Nemours & Co.                    1.8
AMP Inc.                                         1.8
American Home Products Corp.                     1.7
Merck Co., Inc.                                  1.7
===========================================================

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1995
--------------------------------------------------------------------------------

SHARES                        SECURITY                                     VALUE
================================================================================
COMMON STOCKS -- 86.2%
Aerospace -- 2.5%
     650,000  Allied Signal Inc.                                    $ 30,875,000
     300,000  Boeing Co.                                              23,512,500
     300,000  Lockheed Martin Corp.                                   23,700,000
--------------------------------------------------------------------------------
                                                                      78,087,500
--------------------------------------------------------------------------------
Airlines -- 0.5%
     200,000  AMR Corp.*                                              14,850,000
--------------------------------------------------------------------------------
Auto-Parts & Accessories -- 0.9%
     600,000  Goodyear Tire & Rubber Co.                              27,225,000
--------------------------------------------------------------------------------
Automobiles -- 3.1%
     600,000  Chrysler Corp.                                          33,225,000
   1,300,000  Ford Motor Co.                                          37,700,000
     450,000  General Motors Corp.                                    23,793,750
--------------------------------------------------------------------------------
                                                                      94,718,750
--------------------------------------------------------------------------------
Banking -- 4.5%
     300,000  Chase Manhattan Corp.                                   18,187,500
     300,000  Chemical Banking Corp.                                  17,625,000
     200,000  Crestar Financial Corp.                                 11,825,000
      50,000  First of America Bank Corp.                              2,218,750
     400,000  First Virginia Banks, Inc.                              16,700,000
     250,000  National City Corp.                                      8,281,250
     330,000  Republic New York Corp.                                 20,501,250
     200,000  Union Planters Corp.                                     6,375,000
     175,000  Wells Fargo & Co.                                       37,800,000
--------------------------------------------------------------------------------
                                                                     139,513,750
--------------------------------------------------------------------------------
Beverages, Food and Tobacco -- 2.8%
     210,000  Coca-Cola Co.                                           15,592,500
     400,000  CPC International, Inc.                                 27,450,000
     650,000  McDonalds Corp.                                         29,331,250
     250,000  W.M. Wrigley Jr. Corp.                                  13,125,000
--------------------------------------------------------------------------------
                                                                      85,498,750
--------------------------------------------------------------------------------
Broadcasting -- 1.0%
     375,000  Scandinavian Broadcasting Systems*                       8,203,125
     450,000  Viacom Inc., Non-Voting Shares*                         21,318,750
--------------------------------------------------------------------------------
                                                                      29,572,875
--------------------------------------------------------------------------------

                       See Notes to Financial Statements

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Schedule of Investments (Continued)                            December 31, 1995
--------------------------------------------------------------------------------

SHARES                        SECURITY                                     VALUE
================================================================================
Chemicals -- 3.8%
     800,000  E.I. du Pont de Nemours & Co.                       $   55,900,000
     560,000  Hercules Inc.                                           31,570,000
     390,800  Olin Corp.                                              29,016,900
--------------------------------------------------------------------------------
                                                                     116,486,900
--------------------------------------------------------------------------------
Computer Software & Services - 0.1%
      50,000  Microsoft Corp.*                                         4,387,500
--------------------------------------------------------------------------------
Consumer Products - 4.7%
     400,000  Corning Inc.                                            12,800,000
     455,000  Gillette Co.                                            23,716,875
     347,000  International Flavors & Fragrances Inc.                 16,656,000
     850,000  Newell Co.                                              21,993,750
     250,000  Perrigo Co.*                                             2,968,750
     475,000  Procter & Gamble Co.                                    39,425,000
     400,000  Scotts Co., Class A Shares*                              7,950,000
     550,000  Tyco International Ltd.                                 19,593,750
--------------------------------------------------------------------------------
                                                                     145,104,125
--------------------------------------------------------------------------------
Diversified/Conglomerates - 7.7%
   1,775,000  Eastman Kodak Co.                                      118,925,000
     525,000  Honeywell Inc.                                          25,528,125
     500,000  Horsham Corp.                                            6,750,000
   1,275,000  Minnesota Mining & Manufacturing Co.                    84,468,750
--------------------------------------------------------------------------------
                                                                     235,671,875
--------------------------------------------------------------------------------
Electrical Equipment - 3.5%
   1,400,000  AMP Inc.                                                53,725,000
     200,000  Emerson Electric Co.                                    16,350,000
     500,000  General Electric Co.                                    36,000,000
--------------------------------------------------------------------------------
                                                                     106,075,000
--------------------------------------------------------------------------------
Entertainment & Leisure  - 1.9%
     100,000  Dick Clark Productions Inc.*                               925,000
     475,000  Walt Disney Co.                                         28,025,000
     700,000  Savoy Pictures Entertainment Inc.*                       4,418,750
     650,000  Time Warner Inc.                                        24,618,750
--------------------------------------------------------------------------------
                                                                      57,987,500
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.
10

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Schedule of Investments (Continued)                            December 31, 1995
--------------------------------------------------------------------------------

SHARES                        SECURITY                                     VALUE
================================================================================
Financial Services  - 3.8%
  1,200,000  American Express Co.                                $    49,650,000
    200,000  Charles Schwab Corp.                                      4,025,000
    125,000  Federal National Mortgage Association                    15,515,625
    450,000  Fiserv Inc.*                                             13,500,000
    550,000  Household International, Inc.                            32,518,750
--------------------------------------------------------------------------------
                                                                     115,209,375
--------------------------------------------------------------------------------
Healthcare - 8.9%
    700,000  Abbott Laboratories Inc.                                 29,225,000
    550,000  American Home Products Corp.                             53,350,000
    590,000  Bristol-Myers Squibb Co.                                 50,666,250
    250,000  Forest Laboratories Inc., Class A Shares*                11,312,500
    540,000  Johnson & Johnson                                        46,237,500
    800,000  Merck & Co., Inc.                                        52,600,000
    300,000  Warner Lambert Co.                                       29,137,500
--------------------------------------------------------------------------------
                                                                     272,528,750
--------------------------------------------------------------------------------
Insurance - 3.4%
  1,000,000  Allstate Insurance Corp.                                 41,125,000
    300,000  American International Group Inc.                        27,750,000
    150,000  CNA Financial Corp.*                                     17,025,000
    800,000  Leucadia National Corp.                                  20,000,000
--------------------------------------------------------------------------------
                                                                     105,900,000
--------------------------------------------------------------------------------
Machinery - 0.6%
    150,000  Caterpillar Inc.                                          8,812,500
    300,000  Ingersoll-Rand Co.                                       10,537,500
--------------------------------------------------------------------------------
                                                                      19,350,000
--------------------------------------------------------------------------------
Metals - 0.7%
    200,000  Aluminum Co. of America                                  10,575,000
    300,000  Cyprus Amax Minerals Co.                                  7,837,500
    300,000  Santa Fe Pacific Gold Corp.                               3,637,500
--------------------------------------------------------------------------------
                                                                      22,050,000
--------------------------------------------------------------------------------
Office Equipment & Supplies - 4.5%
    400,000  International Business Machines Corp.                    36,700,000
    750,000  Xerox Corp.                                             102,750,000
--------------------------------------------------------------------------------
                                                                     139,450,000
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Schedule of Investments (Continued)                            December 31, 1995
--------------------------------------------------------------------------------

SHARES                        SECURITY                                     VALUE
================================================================================
Oil-Domestic & Crude - 2.6%
   200,000  Atlantic Richfield Co.                                  $ 22,150,000
   300,000  Baker Hughes Inc.                                          7,312,500
   600,000  Burlington Resources Inc.                                 23,550,000
   700,000  Global Marine Inc.*                                        6,125,000
   500,000  Union Pacific Resources Group Inc.                        12,687,500
   250,000  Unocal Corp.                                               7,281,250
--------------------------------------------------------------------------------
                                                                      79,106,250
--------------------------------------------------------------------------------
Oil-International - 6.3%
   875,000  Amoco Corp.                                               62,890,625
   450,000  Chevron Corp.                                             23,625,000
   650,000  Mobil Corp.                                               72,800,000
   240,000  Royal Dutch Petroleum Co. ADR                             33,870,000
--------------------------------------------------------------------------------
                                                                     193,185,625
--------------------------------------------------------------------------------
Paper & Paper Products  - 1.7%
   250,000  International Paper Co.                                    9,468,750
   300,000  Louisiana Pacific Corp.                                    7,275,000
   350,000  Mead Corp.                                                18,287,500
   310,000  St. Joe Paper Co.                                         17,050,000
--------------------------------------------------------------------------------
                                                                      52,081,250
--------------------------------------------------------------------------------
Publishing - 4.9%
   450,000  Gannett Co.                                               27,618,750
   389,500  Meredith Corp.                                            16,310,313
   720,000  New York Times Co., Class A Shares                        21,330,000
 1,300,000  R.R. Donnelley & Sons Co.                                 51,187,500
   550,000  Tribune Co.                                               33,618,750
--------------------------------------------------------------------------------
                                                                     150,065,313
--------------------------------------------------------------------------------
Railroads  - 1.1%
   100,000  Conrail Inc.                                               7,000,000
   400,000  Union Pacific Corp.                                       26,400,000
--------------------------------------------------------------------------------
                                                                      33,400,000
--------------------------------------------------------------------------------
Real Estate - 0.2%
   100,000  General Growth Properties                                  2,075,000
   150,000  Spieker Properties Inc.                                    3,768,750
--------------------------------------------------------------------------------
                                                                       5,843,750
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------

SHARES                        SECURITY                                     VALUE
================================================================================
Retail -- 2.5%
     300,000  Home Depot Inc.                                    $    14,362,500
     550,000  J.C. Penney Co.                                         26,193,750
   1,600,000  Wal-Mart Stores Inc.                                    35,800,000
--------------------------------------------------------------------------------
                                                                      76,356,250
--------------------------------------------------------------------------------
Technology - 2.6%
     400,000  ACX Technologies, Inc.*                                  6,050,000
     150,000  Compaq Computer Corp.*                                   7,200,000
     225,000  Hewlett-Packard Co.                                     18,843,750
     350,000  Intel Corp.                                             19,862,500
     175,000  Motorola Inc.                                            9,975,000
     150,000  Silicon Graphics Co.*                                    4,125,000
     250,000  Texas Instruments Inc.                                  12,937,500
--------------------------------------------------------------------------------
                                                                      78,993,750
--------------------------------------------------------------------------------
Telephone/Communications  -- 5.4%
   1,400,000  American Telephone & Telegraph Corp.                    90,650,000
     700,000  Comcast Corp., Class A Shares                           12,731,250
     250,000  Mobil Telecommunications Technologies Corp.*             5,343,750
     550,000  Nynex Corp.                                             29,700,000
   1,300,000  Tele-Communications Inc., Class A Shares*               25,837,500
--------------------------------------------------------------------------------
                                                                     164,262,500
--------------------------------------------------------------------------------
              TOTAL COMMON STOCKS
              (Cost -- $1,888,750,223)                             2,642,911,338
================================================================================
CONVERTIBLE PREFERRED STOCK -- 0.2%
Entertainment & Leisure -- 0.2%
     200,000  Time Warner Financing Trust
              (Cost -- $6,200,000)                                     6,250,000
================================================================================
              TOTAL COMMON AND CONVERTIBLE
              PREFERRED STOCKS (Cost - $1,894,950,223)             2,649,161,338
================================================================================

                      See Notes to Financial Statements.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------

FACE
AMOUNT                        SECURITY                                     VALUE
================================================================================
REPURCHASE AGREEMENTS - 13.6%
$372,309,000  Goldman Sachs & Co., 5.650% due 1/2/96;
              Proceeds at maturity - $372,542,680; (Fully
              collateralized by U.S. Treasury Notes, 5.375%
              due 11/30/97; Market value - $379,928,909)         $   372,309,000
  45,026,000  Morgan Stanley Group, Inc., 5.850% due 1/2/96;
              Proceeds at maturity - $45,055,239; (Fully
              collateralized by U.S. Treasury Notes, 5.125%
              due 4/30/98; Market value - $45,939,498)                45,026,000
--------------------------------------------------------------------------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost - $417,335,000)                                  417,335,000
================================================================================
              TOTAL INVESTMENTS AND
              REPURCHASE AGREEMENTS -- 100%
              (Cost - $2,312,285,223)++                          $ 3,066,496,338
================================================================================

*  Non-income producing security.
++ Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost - $1,894,950,223)                   $2,649,161,338
  Repurchase agreements (Cost - $417,335,000)                        417,335,000
  Cash                                                                       360
  Receivable for securities sold                                       2,514,497
  Receivable for Fund shares sold                                      3,322,722
  Dividends and interest receivable                                    4,334,449
--------------------------------------------------------------------------------
  Total Assets                                                     3,076,668,366
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                     4,134,963
  Dividends payable                                                    1,541,214
  Payable for Fund shares purchased                                    1,395,223
  Distribution fees payable                                            1,258,116
  Investment advisory fees payable                                     1,161,250
  Administration fees payable                                            425,853
  Accrued expenses                                                        99,980
--------------------------------------------------------------------------------
  Total Liabilities                                                   10,016,599
--------------------------------------------------------------------------------
Total Net Assets                                                  $3,066,651,767
================================================================================
NET ASSETS:
  Par value of capital shares                                     $      257,842
  Capital paid in excess of par value                              2,217,941,506
  Undistributed net investment income                                    467,289
  Accumulated net realized gain on security transactions              93,774,015
  Net unrealized appreciation of investments                         754,211,115
--------------------------------------------------------------------------------
Total Net Assets                                                  $3,066,651,767
================================================================================
Shares Outstanding:
  Class A                                                            162,380,390
  Class B                                                             83,198,378
  Class C                                                              1,233,676
  Class Z                                                             11,029,303

Net Asset Value:
  Class A (and redemption price)                                          $11.90
  Class B*                                                                $11.88
  Class C**                                                               $11.88
  Class Z (and redemption price)                                          $11.91

Class A Maximum Public Offering Price Per Share
  (net asset value plus 5.26% of net asset value per
   share)                                                                 $12.53
================================================================================
 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                        $ 56,754,649
  Interest                                                           20,385,339
  Less: Foreign withholding tax                                        (287,762)
--------------------------------------------------------------------------------
  Total Investment Income                                            76,852,226
--------------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 2)                                         13,409,794
  Investment advisory fees (Note 2)                                  12,764,132
  Administration fees (Note 2)                                        4,675,818
  Shareholder and system servicing fees                               3,275,000
  Shareholder communications                                            520,755
  Custody                                                               175,000
  Registration fees                                                     146,000
  Audit and legal                                                        73,000
  Directors' fees                                                        50,000
--------------------------------------------------------------------------------
  Total Expenses                                                     35,089,499
--------------------------------------------------------------------------------
Net Investment Income                                                41,762,727
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 3):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                           1,688,907,227
    Cost of securities sold                                       1,412,008,505
--------------------------------------------------------------------------------
  Net Realized Gain                                                 276,898,722
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of year                                               365,357,847
    End of year                                                     754,211,115
--------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                           388,853,268
--------------------------------------------------------------------------------
Net Gain on Investments                                             665,751,990
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $ 707,514,717
================================================================================

                      See Notes to Financial Statements.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------
                                                      1995             1994
================================================================================
OPERATIONS:
   Net investment income                      $    41,762,727   $    36,423,127
   Net realized gain                              276,898,722       173,322,683
   Increase in net unrealized
    appreciation (depreciation)                   388,853,268      (239,245,191)
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    From Operations                               707,514,717       (29,499,381)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (43,641,495)      (36,643,881)
   Net realized gains                            (235,509,609)     (140,417,671)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
    Distributions to Shareholders                (279,151,104)     (177,061,552)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (Note 5):
   Net proceeds from sale of shares               306,829,899       669,137,931
   Net asset value of shares issued
    for reinvestment of dividends                 269,686,363       171,376,919
   Cost of shares reacquired                     (495,067,915)   (1,102,418,686)
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
    Fund Share Transactions                        81,448,347      (261,903,836)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                 509,811,960      (468,464,769)

NET ASSETS:
   Beginning of year                            2,556,839,807     3,025,304,576
   End of year*                               $ 3,066,651,767   $ 2,556,839,807
================================================================================
*Includes undistributed
    net investment income of:                 $       467,289   $     1,640,913
================================================================================

                      See Notes to Financial Statements.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

    1.  SIGNIFICANT ACCOUNTING POLICIES

    The Smith Barney Appreciation Fund Inc. ("Fund"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

    The significant accounting policies consistently followed by the Fund are:
(a) securities transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities traded in the over-the-counter market and listed securities for which no sales price was reported and U.S. Government and Agency Obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers in the securities; (c) short-term investments and securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1995, reclassifications are made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j)

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

    2.  Management Agreement and Transactions  with Affiliated Persons

    Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser of the Fund. The Fund pays SBMFM an investment advisory fee calculated at the annual rate of 0.55% on the Fund"s average daily net assets up to $250 million; 0.513% on the next $250 million; 0.476% on the next $500 million; 0.439% on the next $1 billion; 0.402% on the next $1 billion; and 0.365% on average daily net assets in excess of $3 billion. This fee is calculated daily and paid monthly.

    SBMFM also serves as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% on the Fund's average daily net assets up to $250 million; 0.187% on the next $250 million; 0.174% on the next $500 million; 0.161% on the next $1 billion; 0.148% on the next $1 billion and 0.135% on the average daily net assets in excess of $3 billion. This fee is calculated daily and paid monthly.

    In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, acted as sub-administrator to the Fund. The Fund paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of May 15, 1995 this relationship was terminated.

    Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1995, SB received brokerage commissions of $637,506 and sales charges of approximately $1.7 million on sales of the FundOs Class A shares.

    There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

redemption occurs within the first year of purchase. For the year ended December 31, 1995, CDSCs paid to SB were approximately:

                              Class B       Class C
===================================================
CDSCs                       $1,912,000       $4,000
===================================================

    Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for each class. For the year ended December 31, 1995, total Distribution Plan fees were as follows:

                          Class A     Class B     Class C
=========================================================
Distribution Plan Fees  $4,551,117  $8,770,866    $87,811
=========================================================

    All officers and one Director of the Fund are employees of SB.

    3.  INVESTMENTS

    During the year ended December 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

=========================================================
Purchases                                  $1,405,137,848
---------------------------------------------------------
Sales                                       1,688,907,227
=========================================================

    At December 31, 1995, the aggregate unrealized appreciation and depreciation of investments for Federal income tax purposes were approximately as follows:

=========================================================
Gross unrealized appreciation                $766,758,033
Gross unrealized depreciation                 (12,546,918)
---------------------------------------------------------
Net unrealized appreciation                  $754,211,115
=========================================================

    4.  REPURCHASE AGREEMENTS

    The Fund purchases (and its custodian take possession of) U.S. Government Securities from banks and securities dealers subject to

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

    5.  Capital Shares

    At December 31, 1995, the Fund had two billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights except that each class bears expenses specifically related to the distribution of its shares. At December 31, 1995, total paid-in capital amounted to the following for each class:


                            Class A         Class B       Class C        Class Z
==================================================================================
Total Paid-in Capital   $1,300,565,336  $ 786,795,528  $ 14,119,864  $ 116,718,620
==================================================================================

   Transactions in shares of each class were as follows:

                                         Year Ended                     Year Ended
                                     December 31, 1995               December 31, 1994
                             -------------------------------     --------------------------
                                 Shares            Amount          Shares         Amount
===========================================================================================
Class A
Shares sold                    7,620,507       $  89,452,092     44,094,284   $ 488,137,245
Shares issued on
  reinvestment                14,668,264         174,069,009     11,449,490     116,212,319
Shares redeemed              (26,276,992)       (300,583,374)   (32,594,240)   (358,392,877)
-------------------------------------------------------------------------------------------
Net Increase (Decrease)       (3,988,221)      $ (37,062,273)    22,949,534   $ 245,956,687
===========================================================================================
Class B
Shares sold                   14,923,988       $ 177,804,234     13,930,876   $ 152,849,192
Shares issued on
  reinvestment                 6,941,401          81,718,744      4,660,147      47,253,894
Shares redeemed              (13,719,120)       (161,328,324)   (60,436,380)   (664,262,057)
-------------------------------------------------------------------------------------------
Net Increase (Decrease)        8,146,269       $  98,194,654    (41,845,357)  $(464,158,971)
===========================================================================================
Class C
Shares sold                    1,074,749       $  12,534,789        327,092   $   3,573,460
Shares issued on
  reinvestment                    94,795           1,116,130         32,039         324,876
Shares redeemed                 (432,791)         (4,957,997)       (63,463)       (694,090)
-------------------------------------------------------------------------------------------
Net Increase                     736,753       $   8,692,922        295,668   $   3,204,246
===========================================================================================

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                         Year Ended                     Year Ended
                                     December 31, 1995               December 31, 1994
                             -------------------------------     --------------------------
                                 Shares            Amount          Shares         Amount
===========================================================================================
Class Y*
Shares sold                      973,805       $ 12,162,013           --            --
Shares issued on
  reinvestment                    13,581            161,209           --            --
Shares redeemed                 (987,386)       (12,189,962)          --            --
-------------------------------------------------------------------------------------------
Net Increase                       --          $    133,260           --            --
===========================================================================================
Class Z
Shares sold                    1,316,558       $ 14,876,771       2,221,990   $  24,578,034
Shares issued on
  reinvestment                 1,060,434         12,621,271         746,636       7,585,830
Shares redeemed               (1,345,826)       (16,008,258)     (7,290,364)    (79,069,662)
-------------------------------------------------------------------------------------------
Net Increase (Decrease)        1,031,166       $ 11,489,784       (4,321,738)  $(46,905,798)
===========================================================================================

*For the period from October 13, 1995 to November 27, 1995.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                   1995(1)        1994         1993(1)        1992         1991
================================================================================================================
Net Asset Value, Beginning of Year                $10.15         $11.01       $10.66         $10.26        $8.30
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                            0.20           0.16         0.15           0.18         0.18
   Net realized and unrealized gain (loss)          2.75          (0.24)        0.72           0.46         2.05
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 2.95          (0.08)        0.87           0.64         2.23
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.20)         (0.18)       (0.16)         (0.15)       (0.20)
   Net realized gains                              (1.00)         (0.60)       (0.36)         (0.09)       (0.07)
----------------------------------------------------------------------------------------------------------------
Total Distributions                                (1.20)         (0.78)       (0.52)         (0.24)       (0.27)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $11.90         $10.15       $11.01         $10.66       $10.26
----------------------------------------------------------------------------------------------------------------
Total Return                                       29.26%        (0.77)%        8.13%          6.29%       26.94%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $1,932,573     $1,689,268   $1,579,248     $1,712,411   $1,752,884
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                         1.02%          1.02%        1.03%          0.88%        0.80%
   Net investment income                            1.71           1.61         1.35           1.58         2.20
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               57%            52%          52%            21%          19%
================================================================================================================
Average commissions paid on
   equity security transactions(2)                 $0.06            --           --             --           --
================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.
(2) New SEC disclosure guidelines require that the average commission per share be calculated for the current year only.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year:

Class B Shares                                  1995(1)      1994        1993(1)       1992(1)(2)
=================================================================================================
Net Asset Value, Beginning of Year              $10.14       $11.00       $10.65         $10.55
-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.11         0.13         0.06           0.01
   Net realized and unrealized gain (loss)        2.74        (0.29)        0.73           0.34
-------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               2.85        (0.16)        0.79           0.35
-------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.11)       (0.10)       (0.08)         (0.16)
   Net realized gains                            (1.00)       (0.60)       (0.36)         (0.09)
-------------------------------------------------------------------------------------------------
Total Distributions                              (1.11)       (0.70)       (0.44)         (0.25)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $11.88       $10.14       $11.00         $10.65
-------------------------------------------------------------------------------------------------
Total Return                                     28.29%       (1.53)%       7.38%          3.28%++
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $988,069     $761,000   $1,285,966     $1,122,249
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.77%        1.80%        1.83%          1.82%
   Net investment income                          0.96         0.83         0.56           0.64
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             57%          52%          52%            21%
=================================================================================================
Average commissions paid on
   equity security transactions(3)               $0.06          --          --             --
=================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.
(2) For the period from November 6, 1992 (inception date) to December 31,
    1992.
(3) New SEC disclosure guidelines require that the average commissions per share be calculated for the current year only.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year:

Class C Shares                                 1995(1)      1994    1993(1)(2)
==============================================================================
Net Asset Value, Beginning of Year            $ 10.14     $ 11.00   $ 10.99
------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                         0.11        0.10      0.07
   Net realized and unrealized gain (loss)       2.74       (0.25)     0.38
------------------------------------------------------------------------------
Total Income (Loss) From Operations              2.85       (0.15)     0.45
------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.11)      (0.11)    (0.08)
   Net realized gains                           (1.00)      (0.60)    (0.36)
------------------------------------------------------------------------------
Total Distributions                             (1.11)      (0.71)    (0.44)
------------------------------------------------------------------------------
Net Asset Value, End of Year                  $ 11.88     $ 10.14   $ 11.00
------------------------------------------------------------------------------
Total Return                                    28.29%     (1.41)%     4.09%++
------------------------------------------------------------------------------
Net Asset, End of Year (000s)                 $14,653     $ 5,040   $ 2,214
------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.77%       1.66%     1.68%+
   Net investment income                         0.96        0.98      0.71+
------------------------------------------------------------------------------
Portfolio Turnover Rate                            57%         52%       52%
==============================================================================
Average commissions paid on
   equity security transactions(3)            $  0.06          --        --
==============================================================================

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.
(2) For the period from February 4, 1993 (inception date) to December 31, 1993.
(3) New SEC disclosure guidelines require that average commissions per share be calculated for current year only.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year:

Class Z Shares                                  1995(1)      1994       1993(1)      1992(2)
============================================================================================
Net Asset Value, Beginning of Year              $10.16       $11.02     $10.66       $10.55
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.23         0.20       0.19         0.03
   Net realized and unrealized gain (loss)        2.75        (0.24)      0.71         0.33
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               2.98        (0.04)      0.90         0.36
--------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.23)       (0.22)     (0.18)       (0.16)
   Net realized gains                            (1.00)       (0.60)     (0.36)       (0.09)
--------------------------------------------------------------------------------------------
Total Distributions                              (1.23)       (0.82)     (0.54)       (0.25)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $11.91       $10.16     $11.02       $10.66
--------------------------------------------------------------------------------------------
Total Return                                     29.52%      (0.41)%      8.47%        3.38%++
--------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $131,357     $101,532   $157,876     $151,427
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       0.77%        0.64%      0.66%        0.80%
   Net investment income                          1.96         1.99       1.73         1.66
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             57%          52%        52%          21%
============================================================================================
Average commissions paid on
   equity security transactions(3)               $0.06            --         --           --
============================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.
(2)  For the period from November 6, 1992 (inception date) to December 31, 1992.
(3) New SEC disclosure guidelines require that the average commissions per share be calculated for current year only.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

    The amount of long-term capital gains paid by the Fund to its shareholders for the fiscal year ended December 31, 1995, was $235,509,609.

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------
To Shareholders and Board of Directors of
Smith Barney Appreciation Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Appreciation Fund Inc. as of December 31, 1995, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1994 and the financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated February 8, 1995, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Smith Barney Appreciation Fund Inc. as of December 31, 1995, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                    /s/ KPMG Peat Marwick LLP

New York, New York
February 9, 1996

Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Shareholder Information (unaudited)
--------------------------------------------------------------------------------
    On April 17, 1995 a Special Meeting of Shareholders of the Fund was held for the purpose of voting on the following matters:

    1. To elect ten Directors of the Fund; and

    2. To ratify the selection of KPMG Peat Marwick LLP as the independent auditors for the fiscal year ending December 31, 1995.

The results of Proposal 1 were as follows:

                          % of            % of
                       Outstanding     Outstanding
Directors               Votes For     Shares Voted   Votes Against  Shares Voted
================================================================================
[S]                  [C]              [C]            [C]            [C]
Herbert Barg         123,428,349.837     94.696%     7,037,087.165      5.304%
Alfred Bianchetti    123,435,019.626     94.611      7,030,417.376      5.389
Martin Brody         123,426,392.411     94.605      7,039,044.591      5.393
Dwight Crane         123,679,671.353     94.799      6,785,765.649      5.201
Burt Dorsett         123,624,836.151     94.757      6,840,600.851      5.243
Elliot Jaffe         123,543,276.229     94.694      6,922,160.773      5.306
Stephen Kaufman      123,660,206.426     94.784      6,805,230.576      5.216
Joseph McCann        123,705,872.586     94.819      6,759,564.416      5.181
Heath McLendon       123,886,476.509     94.957      6,578,960.493      5.043
Cornelius Rose       123,866,829.801     94.942      6,598,607.201      5.058

The results of Proposal 2 were as follows:

                         % of                                 % of
                     Outstanding                            Outstanding
   Votes For         Shares Voted      Votes Against       Shares Voted
===============================================================================
119,371,209.563        91.946%        11,094,227.439          8.054%

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

    Change in Independent Auditor: On October 19, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Directors determined not to retain Coopers & Lybrand L.L.P ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make references to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at
(212) 723-9218.

Smith Barney
Appreciation
Fund Inc.

Directors
Herbert Barg
Alfred Bianchetti
Martin Brody
Dwight Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen Kaufman
Joseph McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

Officers
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Harry D. Cohen
Vice President and
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

SMITH BARNEY
------------
A Member of TravelersGroup [LOGO]

Investment Manager
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder
Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134



This report is submitted for the general information of the shareholders of Smith Barney Appreciation Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Appreciation Fund Inc.
388 Greenwich Street
New York, New York 10013


FD0312 2/96